Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 3,477	$ 2,914	$ 12,117		$ 7,834
Cost of sales	(1,246)	(753)	(4,704)		(4,732)
Gross profit	2,231	2,161	7,413		3,102
Expenses
General and administrative	8,742	8,120	29,828		34,979
Sales and marketing	678	1,181	2,577		3,183
Goodwill impairment		1,682	1,682			[1]
Depreciation and amortization	579	352	1,854		1,480
Total expenses	9,999	11,335	35,941		39,642
Loss from operations	(7,768)	(9,174)	(28,528)		(36,540)
Other Expense (Income), Net
Interest expense, net	978	836	4,455		2,684
Loss on remeasurement of warrant liability	4,851		(10,780)	[2]
Loss on investments		161	464		756
Loss on debt extinguishment			2,360		3,374
Loss on fair value of derivative instrument		13	657		421
Foreign exchange loss	759	48	491		1,575
Other (income) expenses, net	(602)	(57)	(284)		534
Total other expense, net	5,986	1,001	(2,637)		9,344
Loss before income taxes	(13,754)	(10,175)	(25,891)		(45,884)
Incomes taxes				[3]
Equity investment share of loss	11	11	4		96
Net loss	(13,765)	(10,186)	(25,895)	[2],[3],[4]	(45,980)	[1],[5]
Net loss attributable to non-controlling interest		(904)		[2]	(6,450)
Net loss attributable to Clever Leaves Holdings Inc. common shareholders	$ (13,765)	$ (9,282)	$ (25,895)		$ (39,530)
Net loss per share attributable to Clever Leaves Holdings Inc. common shareholders – basic and diluted (in Dollars per share)	$ (0.55)	$ (1.23)	$ (3.34)	[2]	$ (5.06)
Weighted-average common shares outstanding – basic and diluted (in Shares)	25,030,080	8,304,030	10,815,580	[2]	7,814,796

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.
[2]	See Note 3. for information on the restatement adjustment as of December 31, 2020.
[3]	Following the SEC statement in April 2021, the Company determined that the private warrants should be classified as a liability. Refer to Note 3. for more information and the impact on the Company’s financial statements.
[4]	Loss before income taxes of $25,891 plus loss from equity investment of $4.
[5]	Loss before income taxes of $45,884 plus loss from equity investment of $96.